ADVANCE TO SUPPLIERS, NET	6 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
ADVANCE TO SUPPLIERS, NET

NOTE 5 – ADVANCE TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Advance to suppliers for products and services	$1,273,121	1,175,059
Less: allowance for expected credit losses	(305,370)	(393,469)
Advance to suppliers, net	$967,751	781,590

The movement of the allowance for expected credit losses was as follows:

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at June 30	$(393,469)	$(254,612)
Current period addition	94,345	(175,053)
Foreign exchange difference	(6,246)	2,181
Balance at December 31 (unaudited)	$(305,370)	$(427,484)